Related Party Transactions - Additional Information (Detail) - shares	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Preferred stock issued	0	0
Silver Creek [Member] | Series A and B Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares owned by employees and directors of the parent company (as a percent)	7.00%	7.00%
Silver Creek [Member] | Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock issued	0